Transactions with Parties-in-Interest (Details) - EBP 001 - The Sherwin-Williams Company common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares held (in shares)	14,886,577	16,771,640
Dividends on The Sherwin-Williams Company common stock	$ 50,238,843
Purchases of shares	290,000,000
Sales of shares	$ 840,000,000